Tax matters - Changes in Tax assets and liabilities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax assets and liabilities
Deferred tax assets - Balances at the beginning of the period	$ 20,757	$ 20,791
Deferred tax assets - (Charge)/Credit to Consolidated Income	1,430	881
Deferred tax assets - (Charge) Credit to Consolidated Other Comprehensive Income	(280)	(915)
Deferred tax assets - Other Movements	(567)
Deferred tax assets - Balances at the end of the period	21,340	20,757	$ 20,791
Deferred tax liabilities - Balances at the beginning of the period	(3,461)	(3,304)
Deferred tax liabilities - (Charge)/Credit to Consolidated Income	(160)	(691)
Deferred tax liabilities - (Charge) Credit to Consolidated Other Comprehensive Income	(96)	462
Deferred tax liabilities - Other Movements	277	72
Deferred tax liabilities - Balances at the end of the period	(3,440)	(3,461)	(3,304)
Balances at the beginning of the period	17,296	17,487
(Charge)/Credit to Consolidated income	1,270	190	157
(Charge) Credit to Consolidated Other Comprehensive Income	(376)	(453)
Other Movements	(290)	72
Balances at the end of the period	$ 17,900	$ 17,296	$ 17,487